Leases - Schedule of components of the net investment in finance leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Components of the net investment in finance leases
Future minimum lease payment receivable	$ 1,989,859	$ 1,928,167
Estimated residual receivable	269,090	218,199
Gross finance lease receivable	2,258,949	2,146,366
Unearned income	(673,137)	(636,486)
Lessor, Finance Lease Reserve	0	(2,588)
Net investment in finance leases	$ 1,585,812	$ 1,507,292
Customer One | Lease Finance Portfolio Benchmark | Customer Concentration Risk
Components of the net investment in finance leases
Concentration Risk, Percentage	93.00%	93.00%